WARRANTS (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Class of Warrant or Right, Outstanding		18,049,075
Derivative Liability, Fair Value, Gross Liability		$ 7,450,853
Change in fair value of warrant derivative liability	$ 0	(484,124)
Derivative Liability	$ 0	$ 6,067,869
Warrants Issued In February 26, 2015 Financing [Member]
Class of Warrant or Right, Outstanding		8,509,325
Derivative Liability, Fair Value, Gross Liability		$ 550,374
Warrants Issued In March 17, 2015 Financing [Member]
Class of Warrant or Right, Outstanding		1,333,750
Derivative Liability, Fair Value, Gross Liability		$ 1,036,325
Warrants Issued In March 31, 2015 Financing [Member]
Class of Warrant or Right, Outstanding		980,375
Derivative Liability, Fair Value, Gross Liability		$ 759,290
Warrants Issued In April 21, 2015 Financing [Member]
Class of Warrant or Right, Outstanding		3,426,500
Derivative Liability, Fair Value, Gross Liability		$ 2,588,722
Warrants Issued In May 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding		1,560,625
Derivative Liability, Fair Value, Gross Liability		$ 1,025,173
Warrants Issued In June 30, 2015 Financing [Member]
Class of Warrant or Right, Outstanding		2,238,500
Derivative Liability, Fair Value, Gross Liability		$ 1,490,969